Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common shares, issued (in shares)	27,704,450	27,827,282
Common shares, outstanding (in shares)	27,704,450	27,827,282
Treasury shares (in shares)	1,000,328	1,090,187